Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2018 USD ($)
Future amortization expense, by year
2019	$ 1,137
2020	886
2021	608
2022	382
2023	64
Capitalized software
Future amortization expense, by year
2019	461
2020	320
2021	157
Acquired intangibles
Future amortization expense, by year
2019	676
2020	565
2021	450
2022	382
2023	$ 64